Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 162,668	$ 147,217	$ 177,075
Other comprehensive income (loss), net of taxes
Unrealized net gains (losses) on translation of net investment in foreign operations	152	(247)	(952)
Unrealized net gains (losses) on held-to-maturity investments transferred from available-for-sale investments	151	665	71
Unrealized net gains (losses) on available-for-sale investments	(94,761)	60,971	55,438
Employee benefit plans adjustments	19,221	(23,972)	6,873
Other comprehensive income (loss), net of taxes	(75,237)	37,417	61,430
Total comprehensive income (loss)	$ 87,431	$ 184,634	$ 238,505